Basic and Diluted Net Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2020
Earnings Per Share [Abstract]
Schedule of earnings per share, basic and diluted
	Year ended December 31,
	2018	2019	2020
Numerator (thousands):

Net income attributed to Sapiens’ shareholders	$13,785	$26,247	$33,775

Denominator (thousands):

Denominator for basic earnings per share - weighted average number of common shares, net of treasury stock	49,827	50,031	51,208
Stock options and RSU	279	622	951

Denominator for diluted net earnings per share - adjusted weighted average number of shares	50,106	50,653	52,159